Reinsurance: Effects of Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Policies in force						$ 163,937	$ 186,688	$ 210,163
Premiums Written and Earned
Direct Premiums Written		688	757	2,088	2,402	3,208	3,409	3,744
Direct Premiums Earned		688	757	2,088	2,402	3,208	3,409	3,744
Ceded Premiums Written		(674)		(2,006)		(23,714)
Ceded Premiums Unearned		22		23		47
Ceded Premiums Earned	23,121	(652)		(1,983)		(23,667)
Premiums, Net		36	757	105	2,402	(20,459)	3,409	3,744
Premiums Written, Net		14	757	82	2,402
Premiums unearned, net		22	0	23	0
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		729	1,402	2,432	2,504	3,086	2,268	2,261
Policyholder Benefits and Claims Incurred, Ceded	22,637	(700)		(2,314)		(23,114)
Policyholder Benefits and Claims Incurred, Net		29	1,402	118	2,504	(20,028)	2,268	2,261
Premiums Written, Net		14	757	82	2,402
Premiums unearned, net		$ 22	$ 0	$ 23	$ 0